NATURE AND CONTINUANCE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Nature And Continuance Of Operations And Going Concern
Accumulated deficit	$ 117,465,829	$ 103,588,356